Financial Assets and Financial Liabilities Carried At Fair Value Excluding Liabilities Subjected to Compromise (Detail) R$ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)		Dec. 31, 2016 BRL (R$)		Jun. 30, 2018 USD ($)	Jan. 01, 2018 USD ($)
Assets, Carrying amount
Cash equivalents		R$ 4,730,803	R$ 6,585,184		R$ 7,292,941		$ 4,730,803	$ 6,585,184
Short-term investments		103,121	136,286		286,005		103,121	136,286
Accounts receivable | $							7,097,235	7,367,442
Available-for-sale financial asset | $							2,084,839	1,965,972
Dividends receivable | $							2,345,355	2,012,146
Assets, Carrying amount
Available-for-sale financial asset | $							$ 2,084,839	$ 1,965,972
Liabilities, Carrying amount
Trade payables		7,462,946	5,170,970
Tax refinancing program		724,396	888,777		760,456
Fair Value
Assets, Carrying amount
Available-for-sale financial asset		2,084,839	1,965,972		2,047,379
Assets, Carrying amount
Cash and banks		365,299	277,500		270,310
Cash equivalents		4,730,803	6,585,184		7,292,941
Short-term investments		103,121	136,286		286,005
Accounts receivable		7,097,235	7,367,442	[1]	8,347,459	[1]
Available-for-sale financial asset		2,084,839	1,965,972		2,047,379
Dividends receivable		2,345,355	2,012,146		2,008,556
Liabilities, Fair value
Trade payables		7,462,946	5,170,970	[2]	4,115,632	[2]
Borrowings and financing		9,037,741	54,251		54,915
Dividends and interest on capital		6,197	6,222		6,262
Licenses and concessions payable		57,044	20,910	[2]	110,750	[2]
Tax refinancing program		724,396	888,777	[2]	760,456	[2]
Other payables (payable for the acquisition of equity interest)	[2]				342,086
Carrying amount
Assets, Carrying amount
Cash and banks		365,299	277,500		270,310
Cash equivalents		4,730,803	6,585,184		7,292,941
Short-term investments		103,121	136,286		286,005
Accounts receivable		7,097,235	7,367,442	[1]	8,347,459	[1]
Available-for-sale financial asset		2,084,839	1,965,972		2,047,379
Dividends receivable		2,345,355	2,012,146		2,008,556
Assets, Carrying amount
Available-for-sale financial asset		2,084,839	1,965,972		2,047,379
Liabilities, Carrying amount
Trade payables		7,462,946	5,170,970	[2]	4,115,632	[2]
Borrowings and financing		9,037,741	54,251		54,915
Dividends and interest on capital		6,197	6,222		6,262
Licenses and concessions payable		57,044	20,910	[2]	110,750	[2]
Tax refinancing program		R$ 724,396	R$ 888,777	[2]	760,456	[2]
Other payables (payable for the acquisition of equity interest)	[2]				R$ 342,086
Cash and Due from Banks
Fair Value Disclosures
Accounting measurement		Fair value	Fair value		Fair value
Cash and Cash Equivalents
Fair Value Disclosures
Accounting measurement		Fair value	Fair value		Fair value
Short-term Investments
Fair Value Disclosures
Accounting measurement		Fair value	Fair value		Fair value
Accounts Receivable
Fair Value Disclosures
Accounting measurement		Amortized cost	Amortized cost	[1]	Amortized cost	[1]
Available-for-sale Securities
Fair Value Disclosures
Accounting measurement		Fair value	Fair value		Fair value
Dividend Received
Fair Value Disclosures
Accounting measurement		Amortized cost	Amortized cost		Amortized cost
Accounts Payable
Fair Value Disclosures
Accounting measurement		Amortized cost	Amortized cost	[2]	Amortized cost	[2]
Borrowings
Fair Value Disclosures
Accounting measurement		Amortized cost	Amortized cost		Amortized cost
Dividends and Interest on Capital Payable
Fair Value Disclosures
Accounting measurement		Amortized cost	Amortized cost		Amortized cost
Licenses and Concessions Payable
Fair Value Disclosures
Accounting measurement		Amortized cost	Amortized cost	[2]	Amortized cost	[2]
Tax Refinancing Program Liabilities
Fair Value Disclosures
Accounting measurement		Amortized cost	Amortized cost	[2]	Amortized cost	[2]
Other Payables
Fair Value Disclosures
Accounting measurement	[2]		Amortized cost		Amortized cost

[1]	The balances of accounts receivables if the fourth quarter of 2017 and trade payables have short terms and, therefore, they are not adjusted to fair value.
[2]	The licenses and concessions payable, the tax refinancing program, and other obligations (payable for the acquisition of equity interest) are stated at the amounts that these obligations are expected to be discharged.